Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX),
Fidelity Stock Selector All Cap Fund (formerly Fidelity Stock Selector) Class K (FSSKX), and
Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM10B-11-01  February 8, 2011
1.881208.106

Supplement to the

Fidelity® Disciplined Equity Fund
Class F (FDEFX)

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

FDE-FB-11-01  February 8, 2011
1.918641.101

Supplement to the

Fidelity Advisor® Stock Selector Small Cap Fund
(formerly Fidelity Small Cap Independence Fund)

Class A (FCDAX), Class T (FCDTX), Class B (FCDBX), Class C (FCDCX), and Institutional Class (FCDIX)

Classes of shares of Fidelity® Stock Selector Small Cap Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ASCS/ASCSIB-11-01  February 8, 2011
1.881211.103

Supplement to the

Fidelity® Capital Appreciation Fund (FDCAX), Fidelity Disciplined Equity Fund (FDEQX),
Fidelity Focused Stock Fund (FTQGX), Fidelity Stock Selector All Cap Fund (FDSSX),
Fidelity Stock Selector Small Cap Fund (FDSCX), and Fidelity Value Fund (FDVLX)

Fidelity Capital Appreciation Fund is a Class of shares of Fidelity Capital Appreciation Fund;
Fidelity Disciplined Equity Fund is a Class of shares of Fidelity Disciplined Equity Fund;
Fidelity Focused Stock Fund is a Class of shares of Fidelity Focused Stock Fund;
Fidelity Stock Selector All Cap Fund is a Class of shares of Fidelity Stock Selector All Cap Fund;
Fidelity Stock Selector Small Cap Fund is a Class of shares of Fidelity Stock Selector Small Cap Fund; and
Fidelity Value Fund is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

FCTB-11-01  February 8, 2011
1.803895.114